Other intangible assets - Schedule of Amortisation and Impairment Losses, Net of Reversals (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation	£ 1,454	£ 1,212	£ 1,086
Net impairment losses	317	418
Cost of sales
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation	982	668
Net impairment losses	0	1
Selling, general and administration
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation	84	103
Net impairment losses	6	18
Research and development
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation	388	441
Net impairment losses	£ 311	£ 399